Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Operating activities
Net loss	$ (2,503,473)	$ (6,011,202)	$ (9,163,329)	$ (8,276,393)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	25,860	833,392	1,160,478	1,569,649
Depreciation and amortization	10,200	10,184	15,452	17,420
Impairment expense	228,290	1,041,116	151,218	578,062
Amortization of debt discount	656,634	960,475	2,283,672	1,213,067
Change in fair value of derivative liability	200,201	856,516	1,493,615	(1,016,430)
Gain from settlement of derivative liability	(865,103)
Loss on acquisitions		132,500	448,266
Unrealized loss on investments				20,080
Bad debt expense		271,318	116,207	45,445
Financing costs	97,790	22,500	286,538	3,520,825
Shares issued for default penalty	91,576		85,100
Changes in operating assets and liabilities:
Accounts receivable	(62,619)	(113,150)	(125,605)	(65,488)
Inventory	25,448	225,076	17,659	(1,778,727)
Prepaid expenses	(552,912)	(205,097)	(237,535)	23,175
Accounts payable	(59,342)	(457,196)	87,452	173,942
Customer deposit	41,137		(28,030)	64,735
Accrued expenses	2,625	(4,978)	104,264	7,126
Accrued expenses, Rayne Forecast Inc.		214,677	(8,117)	150,000
Accrued interest	417,298	165,020	402,902	155,285
Accrued interest, related party	42,888	42,886	85,774	88,260
Payroll and taxes payable, primarily related party	156,876	193,476	326,418	354,383
Net cash used in operating activities	(2,046,626)	(965,971)	(2,497,601)	(3,155,584)
Investing activities
Acquisition of website domain and digital intangibles		(100,000)	(100,000)
Purchase of property and equipment		(10,765)		(73,337)
Net cash used in investing activities		(110,765)	(100,000)	(73,337)
Financing activities
Proceeds from sale of common stock	228,000	310,000	385,000	1,218,500
Proceeds from convertible notes payable	939,234		541,000	1,695,000
Proceeds from notes payable	972,500	1,888,000	1,839,888	196,500
Repayment of convertible note payable		(200,000)	(200,000)
Repayment of note payable	(20,750)
Net cash provided by financing activities	2,118,984	1,998,000	2,565,888	3,110,000
Net increase in cash	72,358	921,264	(31,713)	(118,921)
Cash, beginning of period	4,650	36,363	36,363	155,284
Cash, end of period	77,008	957,627	4,650	36,363
Cash paid for income taxes
Cash paid for interest	32,175	111,763	350,697
Supplemental Schedule of Non-Cash Investing and Financing Activities
Convertible notes and interest converted to common stock	758,685	425,019	476,119	362,437
Derivative liability settled through conversion of convertible notes	1,420,444	607,744	656,462
Debt discount from derivative liability			1,542,670	2,021,930
Notes payable that became convertible			1,450,000
Mortgage note funded directly through convertible note payable				380,000
Recognition of right-of-use asset and lease liability			74,000
Debt discount at origination	34,500	295,718
Amortization of right-of-use asset and lease liability	20,000		$ 35,000
Notes and interest payable settled through issuance of convertible notes	$ 1,057,976